CONSOLIDATED STATEMENT OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Sales revenues
Total sales revenues	¥ 45,095,325	¥ 37,154,298	¥ 31,379,507
Costs and expenses
Selling, general and administrative	4,015,383	3,587,990	2,975,977
Total costs and expenses	39,742,390	34,429,273	28,383,811
Operating income	5,352,934	2,725,025	2,995,697
Share of profit (loss) of investments accounted for using the equity method	763,137	643,063	560,346
Other finance income	747,236	379,350	334,760
Other finance costs	(103,709)	(125,113)	(43,997)
Foreign exchange gain (loss), net	187,568	124,516	216,187
Other income (loss), net	17,918	(78,109)	(72,461)
Income before income taxes	6,965,085	3,668,733	3,990,532
Income tax expense	1,893,665	1,175,765	1,115,918
Net income	5,071,421	2,492,967	2,874,614
Net income attributable to
Toyota Motor Corporation	4,944,933	2,451,318	2,850,110
Non-controlling interests	126,488	41,650	24,504
Net income	¥ 5,071,421	¥ 2,492,967	¥ 2,874,614
Earnings per share attributable to Toyota Motor Corporation
Basic	¥ 365.94	¥ 179.47	¥ 205.23
Diluted	¥ 365.94	¥ 179.47	¥ 205.23
Sales of products [Member]
Sales revenues
Total sales revenues	¥ 41,648,130	¥ 34,367,619	¥ 29,073,428
Costs and expenses
Cost of goods and services sold	33,600,612	29,128,561	24,250,784
Financial services [Member]
Sales revenues
Total sales revenues	3,447,195	2,786,679	2,306,079
Costs and expenses
Cost of goods and services sold	¥ 2,126,395	¥ 1,712,721	¥ 1,157,050